UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2015 (Unaudited)

Deutsche Capital Growth Fund

	Shares	Value ($)

Common Stocks 99.6%
Consumer Discretionary 19.2%
Auto Components 0.7%
BorgWarner, Inc.	203,425	11,562,677
Hotels, Restaurants & Leisure 1.9%
Bloomin' Brands, Inc.	121,202	2,587,663
Brinker International, Inc. (a)	289,891	16,712,216
Las Vegas Sands Corp. (a)	223,371	11,742,613

		31,042,492
Internet & Catalog Retail 2.7%
Amazon.com, Inc.*	78,960	34,275,746
Expedia, Inc. (a)	90,966	9,947,132

		44,222,878
Media 3.8%
Twenty-First Century Fox, Inc. "A"	801,168	26,074,013
Walt Disney Co. (a)	332,473	37,948,468

		64,022,481
Specialty Retail 6.5%
Dick's Sporting Goods, Inc.	287,147	14,865,600
Home Depot, Inc.	385,571	42,848,506
L Brands, Inc.	365,774	31,357,805
O'Reilly Automotive, Inc.*	81,891	18,505,728

		107,577,639
Textiles, Apparel & Luxury Goods 3.6%
NIKE, Inc. "B"	348,415	37,635,788
VF Corp.	307,666	21,456,627

		59,092,415
Consumer Staples 10.2%
Beverages 1.7%
PepsiCo., Inc.	304,059	28,380,867
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	170,322	23,003,690
Rite Aid Corp.*	2,033,038	16,975,867

		39,979,557
Food Products 4.8%
Hain Celestial Group, Inc.*	9,830	647,404
Mead Johnson Nutrition Co.	304,306	27,454,487
Mondelez International, Inc. "A"	403,192	16,587,319
The WhiteWave Foods Co.*	704,927	34,456,832

		79,146,042
Personal Products 1.2%
Estee Lauder Companies, Inc. "A"	232,720	20,167,515
Energy 1.7%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.* (a)	135,408	15,417,555
Valero Energy Corp.	205,043	12,835,692

		28,253,247
Financials 5.5%
Capital Markets 2.6%
Affiliated Managers Group, Inc.*	87,658	19,162,039
Ameriprise Financial, Inc.	101,499	12,680,270
Charles Schwab Corp.	366,161	11,955,157

		43,797,466
Consumer Finance 1.3%
Capital One Financial Corp.	237,137	20,860,942
Diversified Financial Services 0.8%
Intercontinental Exchange, Inc.	62,903	14,065,740
Real Estate Investment Trusts 0.8%
Crown Castle International Corp. (REIT)	158,565	12,732,769
Health Care 18.5%
Biotechnology 7.3%
Alexion Pharmaceuticals, Inc.*	71,681	12,957,774
Alnylam Pharmaceuticals, Inc.* (a)	38,487	4,613,437
Celgene Corp.*	315,145	36,473,306
Cepheid, Inc.* (a)	204,434	12,501,139
Gilead Sciences, Inc.	303,047	35,480,743
Medivation, Inc.*	163,230	18,640,866

		120,667,265
Health Care Equipment & Supplies 1.5%
Becton, Dickinson & Co.	59,700	8,456,505
St. Jude Medical, Inc.	223,632	16,340,790

		24,797,295
Health Care Providers & Services 4.8%
Anthem, Inc.	92,255	15,142,736
Cigna Corp.	79,448	12,870,576
Express Scripts Holding Co.*	153,521	13,654,158
HCA Holdings, Inc.*	81,892	7,429,242
McKesson Corp.	108,700	24,436,847
Omnicare, Inc.	47,952	4,519,476

		78,053,035
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	206,055	26,737,697
Pharmaceuticals 3.3%
Allergan PLC*	98,310	29,833,153
Shire PLC (ADR)	101,170	24,431,543

		54,264,696
Industrials 11.6%
Aerospace & Defense 3.5%
BE Aerospace, Inc.	200,258	10,994,164
Boeing Co.	220,297	30,559,600
TransDigm Group, Inc.*	68,068	15,292,838

		56,846,602
Commercial Services & Supplies 0.9%
Stericycle, Inc.* (a)	116,285	15,571,724
Electrical Equipment 1.4%
AMETEK, Inc.	411,178	22,524,331
Industrial Conglomerates 2.8%
Danaher Corp.	194,654	16,660,436
General Electric Co.	317,493	8,435,789
Roper Technologies, Inc.	122,674	21,156,358

		46,252,583
Machinery 2.0%
Dover Corp. (a)	125,856	8,832,574
Parker-Hannifin Corp. (a)	206,725	24,048,319

		32,880,893
Road & Rail 1.0%
Norfolk Southern Corp.	189,420	16,547,731
Information Technology 27.9%
Communications Equipment 1.3%
Palo Alto Networks, Inc.* (a)	123,886	21,642,884
Internet Software & Services 5.9%
Facebook, Inc. "A"*	364,142	31,230,639
Google, Inc. "A"*	51,885	28,019,975
Google, Inc. "C"*	52,396	27,272,642
LinkedIn Corp. "A"* (a)	52,622	10,873,284

		97,396,540
IT Services 3.9%
Cognizant Technology Solutions Corp. "A"*	250,934	15,329,558
MasterCard, Inc. "A"	91,682	8,570,433
Visa, Inc. "A" (a)	614,831	41,285,902

		65,185,893
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	206,454	13,251,250
Avago Technologies Ltd.	120,138	15,969,944
Broadcom Corp. "A"	150,428	7,745,538
NXP Semiconductors NV*	156,136	15,332,555

		52,299,287
Software 6.3%
Adobe Systems, Inc.*	310,424	25,147,448
Microsoft Corp.	794,331	35,069,714
Oracle Corp.	643,040	25,914,512
Salesforce.com, Inc.*	248,724	17,318,652

		103,450,326
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	817,576	102,544,470
EMC Corp.	370,415	9,775,252
Western Digital Corp.	109,764	8,607,693

		120,927,415
Materials 3.9%
Chemicals 3.5%
Dow Chemical Co.	341,473	17,473,174
Ecolab, Inc.	214,419	24,244,356
PPG Industries, Inc.	144,396	16,565,109

		58,282,639
Metals & Mining 0.4%
Freeport-McMoRan, Inc. (a)	369,914	6,887,798
Telecommunication Services 0.6%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	167,435	8,818,802
Zayo Group Holdings, Inc.* (a)	41,724	1,073,141

		9,891,943
Utilities 0.5%
Water Utilities
American Water Works Co., Inc.	161,900	7,873,197

Total Common Stocks (Cost $1,060,659,971)		1,643,886,501
Convertible Preferred Stock 0.1%
Health Care
Allergan PLC, Series A, 5.5% (Cost $1,900,000)	1,900	1,980,902
Securities Lending Collateral 9.1%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $150,348,264)	150,348,264	150,348,264
Cash Equivalents 0.6%
Central Cash Management Fund, 0.09% (b) (Cost $9,570,257)	9,570,257	9,570,257

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,222,478,492) †	109.4	1,805,785,924
Other Assets and Liabilities, Net	(9.4)	(155,611,026)

Net Assets	100.0	1,650,174,898

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,223,130,078.  At June 30, 2015, net unrealized appreciation for all securities based on tax cost was $582,655,846.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $590,767,356 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,111,510.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2015 amounted to $148,777,515, which is 9.0% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,643,886,501	$—	$—	$1,643,886,501
Convertible Preferred Stock	1,980,902	—	—	1,980,902
Short-Term Investments (a)	159,918,521	—	—	159,918,521

Total	$1,805,785,924	$—	$—	$1,805,785,924

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Capital Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015